Note 13 - Capital Stock	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Equity [Text Block]
13.	Capital stock

The authorized capital stock of the Company is as follows:

An unlimited number of Common Shares having one vote per share.

The following table provides a summary of total capital stock issued and outstanding:

	Common Shares
	Number	Amount

Balance, December 31, 2023	44,682,427	$855,817